UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2015

Date of reporting period:	9/30/2015

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2015, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Shares		Value (Note 1)

	COMMON STOCKS—95.0%

	Austria—1.4%
91,132	Erste Group Bank AG*	$2,648,374

	Belgium—1.7%
31,513	Anheuser-Busch InBev NV	3,351,579

	Canada—0.2%
51,202	Barrick Gold Corp.	325,645

	China—1.7%
55,503	Alibaba Group Holding, Ltd., SP ADR†, *	3,273,012

	Colombia—1.9%
56,159	Bancolombia SA, SP ADR†	1,808,320
284,187	Cementos Argos SA	868,813
34,716	Grupo Argos SA/Colombia	201,249
46,117	Grupo Aval Acciones y Valores SA	353,256
48,297	Grupo de Inversiones Suramericana SA	561,206
		3,792,844
	Denmark—3.5%
125,423	Novo Nordisk A/S	6,768,397

	France—20.5%
18,330	Air Liquide SA	2,173,061
155,386	AXA SA	3,772,607
42,134	Cie de St-Gobain	1,828,630
39,650	Cie Generale d’Optique Essilor International SA	4,843,972
37,274	Cie Generale des Etablissements Michelin	3,410,360
756	Hermes International	275,194
41,754	JCDecaux SA†	1,517,798
19,689	L’Oreal SA	3,422,223
42,573	Legrand SA	2,265,013
17,994	LVMH Moet Hennessy Louis Vuitton SA	3,063,350
36,763	Pernod-Ricard SA	3,711,895
63,143	Schneider Electric SA	3,535,945
1,007	Unibail-Rodamco SE, REIT	260,264
21,445	Unibail-Rodamco SE, REIT - (Netherlands)	5,558,193
		39,638,505
	Germany—9.9%
29,014	Allianz SE, Registered	4,557,891
22,873	Daimler AG, Registered	1,665,223
21,219	Fresenius Medical Care AG & Co. KGaA	1,658,370
38,710	Fresenius SE & Co. KGaA	2,598,516
21,969	Linde AG	3,568,303
63,523	SAP AG	4,115,253
9,176	Volkswagen AG (Preference)	1,007,962
		19,171,518
	Japan—8.8%
48,100	Dentsu, Inc.	2,468,497
25,900	FANUC Corp.	3,984,422
88,405	Japan Tobacco, Inc.	2,742,338

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
22,100	Komatsu, Ltd.†	$324,393
29,100	LIXIL Group Corp.†	592,249
5,000	Mitsubishi Estate Co., Ltd.	102,137
25,800	Omron Corp.	776,637
10,500	SMC Corp.	2,299,063
99,000	Tokio Marine Holdings, Inc.	3,698,637
		16,988,373
	Jersey—2.6%
477,576	Glencore Xstrata Plc*	662,906
64,432	Shire Plc	4,404,697
		5,067,603
	Malaysia—0.4%
427,700	Genting Bhd	708,201

	Netherlands—2.1%
49,706	Heineken NV	4,024,625

	Spain—2.4%
559,636	Banco Bilbao Vizcaya Argentaria SA	4,732,186

	Sweden—4.6%
147,779	Atlas Copco AB	3,553,939
86,989	Investor AB	2,989,026
175,940	Sandvik AB	1,498,720
93,316	Volvo AB	893,888
		8,935,573
	Switzerland—17.4%
48,492	Cie Financiere Richemont SA, Registered	3,773,207
47,055	Holcim, Ltd., Registered*	2,466,624
60,944	Nestle SA, Registered	4,583,332
62,345	Novartis AG, Registered	5,730,244
24,092	Roche Holding AG	6,395,741
6,452	Swatch Group AG (The)	2,392,855
11,829	Syngenta AG, Registered	3,790,138
242,255	UBS Group AG	4,478,838
		33,610,979
	United Kingdom—10.5%
179,101	Diageo Plc	4,811,888
224,620	Indivior Plc	771,503
4,282,079	Lloyds Banking Group Plc	4,874,978
5,153	Lonmin Plc†, *	1,270
37,190	Reckitt Benckiser Group Plc	3,372,604
419,208	Rolls-Royce Holdings Plc*	4,300,307
230,381	Standard Chartered Plc	2,235,832
		20,368,382
	United States—5.4%
123,128	Freeport-McMoRan Copper & Gold, Inc.†	1,193,110
108,109	Las Vegas Sands Corp.†	4,104,899
46,672	Schlumberger, Ltd.	3,218,968

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	United States (Continued)
38,671	Wynn Resorts, Ltd.†			$2,054,203
				10,571,180
	TOTAL COMMON STOCKS (Cost $185,772,179)			183,976,976

			Expiration Date

	WARRANT—0.0%

	Malaysia—0.0%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)* (Cost $101,263)		12/18/2018	41,802

	PREFERRED STOCK—0.1%

	Colombia—0.1%
6,560	Grupo de Inversiones Suramericana SA, 1.80%			75,207

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—10.1%

$8,373,902	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2015	8,373,902

Shares

11,136,549	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.240%		11,136,549

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,510,451)			19,510,451

	TOTAL INVESTMENTS AT MARKET VALUE—105.2% (Cost $205,475,591)			203,604,436
	Liabilities in Excess of Other Assets—(5.2)%			(10,015,087)
	NET ASSETS—100.0%			$193,589,349

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*                             Non-income producing security

†                             Denotes all or a portion of security on loan (Note 1)

††                      Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2015, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Pharmaceuticals	12.4%
Commercial Banks	8.4%
Beverages	8.2%
Machinery	6.5%
Insurance	6.2%
Chemicals	4.9%
Textiles, Apparel and Luxury Goods	4.9%
Hotels, Restaurants & Leisure	3.5%
Electrical Equipment	3.0%
Real Estate Investment Trusts (REITs)	3.0%
Health Care Equipment and Supplies	2.5%
Food Products	2.4%
Capital Markets	2.3%
Aerospace & Defense	2.2%
Health Care Providers and Services	2.2%
Diversified Financial Services	2.1%
Media	2.1%
Software	2.1%
Auto Components	1.8%
Construction Materials	1.8%
Personal Products	1.8%
Energy Equipment and Services	1.7%
Household Products	1.7%
Internet Software and Services	1.7%
Automobiles	1.4%
Tobacco	1.4%
Building Products	1.3%
Metals and Mining	1.1%
Electronic Equipment, Instruments & Components	0.4%
Real Estate Management and Development	0.1%
Short-Term Investments	10.1%
Total	105.2%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Shares		Value (Note 1)
	COMMON STOCKS—99.5%

	Beverages—2.7%
33,500	Monster Beverage Corp.*	$4,527,190

	Biotechnology—10.2%
43,250	Alexion Pharmaceuticals, Inc.*	6,763,868
67,900	Celgene Corp.*	7,344,743
6,100	Regeneron Pharmaceuticals, Inc.*	2,837,354
		16,945,965
	Capital Markets—5.6%
27,500	Affiliated Managers Group, Inc.*	4,702,225
146,500	Invesco, Ltd.	4,575,195
		9,277,420
	Commercial Services & Supplies—2.1%
24,700	Stericycle, Inc.*	3,440,957

	Health Care Equipment and Supplies—2.1%
7,700	Intuitive Surgical, Inc.*	3,538,766

	Health Care Technology—5.6%
93,500	Cerner Corp.*	5,606,260
127,100	IMS Health Holdings, Inc.*	3,698,610
		9,304,870
	Hotels, Restaurants & Leisure—6.6%
59,200	Royal Caribbean Cruises, Ltd.†	5,274,128
98,900	Starbucks Corp.	5,621,476
		10,895,604
	Internet and Catalog Retail—5.3%
7,050	Priceline.com, Inc.*	8,719,863

	Internet Software and Services—17.8%
84,500	Alibaba Group Holding, Ltd., SP ADR*	4,982,965
93,700	Facebook, Inc., Class A*	8,423,630
9,603	Google, Inc., Class A*	6,130,267
4,533	Google, Inc., Class C*	2,757,968
423,800	Tencent Holdings, Ltd., ADR	7,153,744
		29,448,574
	IT Services—15.0%
148,900	Cognizant Technology Solutions Corp., Class A*	9,322,629
17,900	FleetCor Technologies, Inc.*	2,463,398
59,000	MasterCard, Inc., Class A	5,317,080
110,000	Visa, Inc., Class A†	7,662,600
		24,765,707
	Multiline Retail—5.0%
68,400	Dollar General Corp.	4,954,896

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Multiline Retail (Continued)
50,300	Dollar Tree, Inc.*	$3,352,998
		8,307,894
	Pharmaceuticals—10.6%
29,300	Allergan Plc*	7,964,033
55,500	Bristol-Myers Squibb Co.	3,285,600
30,800	Shire Plc, ADR	6,321,084
		17,570,717
	Professional Services—5.1%
104,600	Nielsen Holdings Plc	4,651,562
52,300	Verisk Analytics, Inc.*	3,865,493
		8,517,055
	Semiconductors and Semiconductor Equipment—2.3%
42,800	NXP Semiconductors NV*	3,726,596

	Software—3.5%
69,800	Adobe Systems, Inc.*	5,738,956

	TOTAL COMMON STOCKS (Cost $145,248,899)	164,726,134

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—7.2%

$993,950	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2015	993,950

Shares
10,861,861	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.240%		10,861,861

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,855,811)			11,855,811

	TOTAL INVESTMENTS AT MARKET VALUE—106.7% (Cost $157,104,710)			176,581,945
	Liabilities in Excess of Other Assets—(6.7)%			(11,073,291)
	NET ASSETS—100.0%			$165,508,654

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*       Non-income producing security

†       Denotes all or a portion of security on loan (Note 1)

††     Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2015, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	38.6%
Health Care	28.5%
Consumer Discretionary	16.9%
Industrials	7.2%
Financials	5.6%
Consumer Staples	2.7%
Short-Term Investments	7.2%
Total	106.7%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Shares		Value (Note 1)
	COMMON STOCKS—97.7%

	Air Freight and Logistics—0.4%
165,922	UTi Worldwide, Inc.†, *	$761,582

	Airlines—8.9%
31,133	American Airlines Group, Inc.	1,208,894
188,988	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	2,819,701
12,875	Hawaiian Holdings, Inc.*	317,755
97,783	JetBlue Airways Corp.*	2,519,868
152,780	United Continental Holdings, Inc.*	8,104,979
		14,971,197
	Auto Components—1.6%
33,628	Dana Holding Corp.†	534,012
83,773	Fox Factory Holding Corp.*	1,412,413
48,364	Modine Manufacturing Co.*	380,625
6,578	Tenneco, Inc.*	294,497
		2,621,547
	Biotechnology—1.3%
5,483	BioMarin Pharmaceutical, Inc.*	577,469
4,002	Medivation, Inc.*	170,085
32,096	Myriad Genetics, Inc.†, *	1,202,958
37,179	Sangamo BioSciences, Inc.†, *	209,690
		2,160,202
	Building Products—3.0%
19,146	Armstrong World Industries, Inc.*	914,030
38,475	Caesarstone Sdot-Yam, Ltd.	1,169,640
20,508	Lennox International, Inc.	2,324,172
21,974	Trex Co., Inc.*	732,393
		5,140,235
	Capital Markets—2.2%
12,988	Artisan Partners Asset Management, Inc.†	457,567
34,987	E*TRADE Financial Corp.*	921,208
17,145	LPL Financial Holdings, Inc.†	681,857
24,919	Raymond James Financial, Inc.	1,236,730
10,167	Waddell & Reed Financial, Inc., Class A	353,506
		3,650,868
	Chemicals—2.6%
17,543	Albemarle Corp.	773,646
22,826	Cabot Corp.	720,388
28,735	FMC Corp.†	974,404
81,099	Kraton Performance Polymers, Inc.*	1,451,672
115,034	Tronox, Ltd., Class A†	502,699
		4,422,809
	Commercial Banks—2.6%
67,194	PacWest Bancorp†	2,876,575

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Commercial Banks (Continued)
48,373	Popular, Inc.	$1,462,316
		4,338,891
	Commercial Services & Supplies—0.6%
29,933	KAR Auction Services, Inc.	1,062,622

	Computers and Peripherals—0.6%
95,292	QLogic Corp.*	976,743

	Construction and Engineering—0.8%
62,915	MasTec, Inc.*	995,944
16,915	Primoris Services Corp.†	302,948
		1,298,892
	Construction Materials—1.8%
28,700	Eagle Materials, Inc.	1,963,654
6,578	Martin Marietta Materials, Inc.†	999,527
		2,963,181
	Consumer Finance—0.6%
57,265	Green Dot Corp., Class A†, *	1,007,864

	Containers and Packaging—1.3%
73,154	Berry Plastics Group, Inc.*	2,199,741

	Diversified Consumer Services—1.1%
37,104	2u, Inc.*	1,332,034
157,873	Career Education Corp.*	593,602
		1,925,636
	Diversified Financial Services—0.5%
43,390	Leucadia National Corp.	879,081

	Diversified Telecommunication Services—2.3%
79,037	Cogent Communications Group, Inc.†	2,146,645
122,379	Premiere Global Services, Inc.*	1,681,487
		3,828,132
	Electrical Equipment—1.2%
16,430	Encore Wire Corp.	536,768
50,166	Generac Holdings, Inc.†, *	1,509,495
		2,046,263
	Electronic Equipment, Instruments & Components—6.7%
41,581	Belden, Inc.	1,941,417
86,289	Control4 Corp.†, *	704,118
52,712	DTS, Inc.*	1,407,410
148,619	Flextronics International, Ltd.*	1,566,444
38,537	InvenSense, Inc.*	358,009
44,595	Itron, Inc.*	1,423,027
61,601	Jabil Circuit, Inc.	1,378,014
29,701	Rogers Corp.*	1,579,499

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components (Continued)
28,132	Universal Display Corp.*	$953,675
		11,311,613
	Energy Equipment and Services—1.5%
14,155	Dril-Quip, Inc.†, *	824,104
390,118	McDermott International, Inc.†, *	1,677,508
		2,501,612
	Health Care Equipment and Supplies—6.5%
18,320	Cooper Cos., Inc. (The)	2,727,115
37,907	Dexcom, Inc.*	3,254,695
10,167	Edwards Lifesciences Corp.*	1,445,443
83,965	Insulet Corp.†, *	2,175,533
123,674	Tandem Diabetes Care, Inc.†, *	1,089,568
204,438	Unilife Corp.†, *	200,329
		10,892,683
	Health Care Providers and Services—1.2%
25,816	Mednax, Inc.*	1,982,411

	Health Care Technology—0.4%
52,330	Allscripts Healthcare Solutions, Inc.*	648,892

	Hotels, Restaurants & Leisure—0.3%
36,396	Noodles & Co.†, *	515,367

	Household Durables—1.0%
17,510	Harman International Industries, Inc.	1,680,785

	Industrial Conglomerates—0.4%
7,067	Carlisle Cos., Inc.	617,515

	Insurance—1.7%
9,769	Everest Re Group, Ltd.	1,693,359
20,285	W. R. Berkley Corp.	1,102,895
		2,796,254
	Internet Software and Services—2.9%
21,032	Akamai Technologies, Inc.*	1,452,470
171,246	Brightcove, Inc.*	842,530
109,481	Gogo, Inc.†, *	1,672,870
73,321	QuinStreet, Inc.*	406,931
23,095	Web.com Group, Inc.*	486,843
		4,861,644
	IT Services—0.8%
8,274	Global Payments, Inc.	949,276
17,244	Verifone Systems, Inc.*	478,176
		1,427,452
	Life Sciences Tools and Services—1.6%
11,653	Illumina, Inc.*	2,048,830

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Life Sciences Tools and Services (Continued)
27,511	QIAGEN NV*	$709,784
		2,758,614
	Machinery—1.8%
60,649	Harsco Corp.	550,086
104,462	Meritor, Inc.*	1,110,431
30,793	Wabash National Corp.†, *	326,098
10,689	WABCO Holdings, Inc.*	1,120,528
		3,107,143
	Marine—0.5%
12,720	Kirby Corp.*	788,004

	Media—3.1%
166,323	Global Eagle Entertainment, Inc.†, *	1,909,388
36,681	Imax Corp.*	1,239,451
54,225	Lions Gate Entertainment Corp.	1,995,480
		5,144,319
	Metals and Mining—2.9%
38,774	Agnico-Eagle Mines, Ltd.†	981,758
136,326	Allegheny Technologies, Inc.†	1,933,103
183,817	Coeur Mining, Inc.†, *	518,364
98,665	Globe Specialty Metals, Inc.	1,196,806
63,640	Horsehead Holding Corp.†, *	193,465
		4,823,496
	Oil, Gas and Consumable Fuels—2.4%
62,749	Carrizo Oil & Gas, Inc.*	1,916,355
46,030	InterOil Corp.†, *	1,551,671
82,520	WPX Energy, Inc.*	546,282
		4,014,308
	Paper and Forest Products—1.5%
31,398	Boise Cascade Co.*	791,858
125,693	Louisiana-Pacific Corp.†, *	1,789,868
		2,581,726
	Road and Rail—0.4%
41,441	Swift Transportation Co.†, *	622,444

	Semiconductors and Semiconductor Equipment—14.6%
22,128	Altera Corp.	1,108,170
67,380	Atmel Corp.	543,757
44,420	Cree, Inc.†, *	1,076,297
127,654	Cypress Semiconductor Corp.†, *	1,087,612
77,649	Fairchild Semiconductor International, Inc.*	1,090,192
57,514	Integrated Device Technology, Inc.*	1,167,534
243,639	Mattson Technology, Inc.*	567,679
38,177	Maxim Integrated Products, Inc.	1,275,112
37,737	Monolithic Power Systems, Inc.	1,932,134
89,211	ON Semiconductor Corp.*	838,583
54,041	Qorvo, Inc.*	2,434,547
372,771	QuickLogic Corp.†, *	592,706

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
20,851	Semtech Corp.*	$314,850
10,864	Silicon Laboratories, Inc.*	451,291
35,351	Skyworks Solutions, Inc.	2,976,908
55,919	SunEdison, Inc.†, *	401,499
19,736	Synaptics, Inc.†, *	1,627,431
52,530	Tessera Technologies, Inc.	1,702,497
96,168	Ultratech, Inc.*	1,540,611
91,191	Veeco Instruments, Inc.*	1,870,327
		24,599,737
	Software—8.8%
34,099	Electronic Arts, Inc.*	2,310,207
17,842	Ellie Mae, Inc.*	1,187,742
42,762	FleetMatics Group Plc†, *	2,099,187
43,958	Fortinet, Inc.*	1,867,336
45,521	Nuance Communications, Inc.*	745,179
195,994	Rovi Corp.†, *	2,055,977
133,158	Seachange International, Inc.*	838,895
89,397	Silver Spring Networks, Inc.†, *	1,151,433
33,724	Tangoe, Inc.†, *	242,813
146,492	TiVo, Inc.*	1,268,621
437,883	Zynga, Inc., Class A†, *	998,373
		14,765,763
	Specialty Retail—0.8%
39,231	Chico’s FAS, Inc.	617,104
53,525	MarineMax, Inc.*	756,308
		1,373,412
	Trading Companies and Distributors—2.5%
29,803	Beacon Roofing Supply, Inc.*	968,300
56,491	MRC Global, Inc.†, *	629,875
62,697	Stock Building Supply Holdings, Inc.†, *	1,104,094
13,086	Watsco, Inc.	1,550,429
		4,252,698
	TOTAL COMMON STOCKS (Cost $124,359,619)	164,323,378

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—20.9%

$3,878,139	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2015	3,878,139

Shares
31,361,672	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.240%		31,361,672

The accompanying notes are an integral part of these Schedules of Investments.

Value (Note 1)
TOTAL SHORT-TERM INVESTMENTS (Cost $35,239,811)	$35,239,811

TOTAL INVESTMENTS AT MARKET VALUE—118.6% (Cost $159,599,430)	199,563,189
Liabilities in Excess of Other Assets—(18.6)%	(31,283,536)
NET ASSETS—100.0%	$168,279,653

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

*	Non-income producing security
†	Denotes all or a portion of security on loan (Note 1)
††	Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2015, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	34.4%
Industrials	20.5%
Health Care	11.0%
Materials	10.1%
Consumer Discretionary	7.9%
Financials	7.6%
Energy	3.9%
Telecommunication Services	2.3%
Short-Term Investments	20.9%
Total	118.6%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Shares		Value (Note 1)
	COMMON STOCKS—98.8%

	Aerospace & Defense—3.7%
4,310	General Dynamics Corp.	$594,565
3,840	Huntington Ingalls Industries, Inc.	411,456
6,650	Northrop Grumman Corp.	1,103,567
13,660	Spirit AeroSystems Holdings, Inc., Class A*	660,324
7,010	Triumph Group, Inc.†	294,981
		3,064,893
	Air Freight and Logistics—0.9%
5,289	FedEx Corp.	761,510

	Airlines—5.0%
11,750	Alaska Air Group, Inc.	933,537
2,050	American Airlines Group, Inc.	79,602
20,960	Delta Air Lines, Inc.	940,475
22,080	JetBlue Airways Corp.†, *	569,002
19,720	Southwest Airlines Co.	750,149
15,410	United Continental Holdings, Inc.*	817,500
		4,090,265
	Auto Components—2.5%
12,921	Cooper Tire & Rubber Co.	510,509
4,620	Dana Holding Corp.†	73,365
4,920	Delphi Automotive Plc	374,117
3,090	Goodyear Tire & Rubber Co. (The)	90,630
9,249	Lear Corp.	1,006,106
		2,054,727
	Automobiles—0.6%
16,430	General Motors Co.	493,229

	Beverages—1.1%
6,650	Dr Pepper Snapple Group, Inc.	525,683
3,620	PepsiCo, Inc.	341,366
		867,049
	Biotechnology—2.0%
8,830	Gilead Sciences, Inc.	867,018
6,090	United Therapeutics Corp.†, *	799,251
		1,666,269
	Capital Markets—2.6%
5,340	Goldman Sachs Group, Inc. (The)	927,878
16,640	Morgan Stanley	524,160
9,550	T. Rowe Price Group, Inc.†	663,725
		2,115,763
	Chemicals—1.8%
15,960	CF Industries Holdings, Inc.	716,604
4,680	LyondellBasell Industries NV, Class A	390,125

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Chemicals (Continued)
13,150	Mosaic Co. (The)	$409,096
		1,515,825
	Commercial Banks—10.2%
147,240	Bank of America Corp.	2,293,999
43,450	Citigroup, Inc.	2,155,555
79,740	Huntington Bancshares, Inc./OH	845,244
46,700	JPMorgan Chase & Co.	2,847,299
7,320	SunTrust Banks, Inc.	279,917
		8,422,014
	Communications Equipment—0.7%
5,990	Cisco Systems, Inc.	157,237
15,360	Juniper Networks, Inc.	394,906
		552,143
	Computers and Peripherals—1.0%
7,560	Apple, Inc.	833,868

	Consumer Finance—1.5%
31,020	Ally Financial, Inc.*	632,187
8,290	Capital One Financial Corp.	601,191
		1,233,378
	Diversified Financial Services—3.0%
7,199	McGraw Hill Financial, Inc.	622,714
8,830	Moody’s Corp.	867,106
24,150	Voya Financial, Inc.	936,295
		2,426,115
	Diversified Telecommunication Services—2.4%
28,880	AT&T, Inc.	940,911
23,910	Verizon Communications, Inc.	1,040,324
		1,981,235
	Electric Utilities—3.4%
14,020	American Electric Power Co., Inc.	797,177
15,920	Edison International	1,004,075
13,760	Entergy Corp.	895,776
4,230	Exelon Corp.	125,631
		2,822,659
	Electronic Equipment, Instruments & Components—1.5%
1,820	Avnet, Inc.	77,677
55,400	Flextronics International, Ltd.*	583,916
25,640	Jabil Circuit, Inc.	573,567
		1,235,160
	Energy Equipment and Services—4.8%
1,030	Dril-Quip, Inc.†, *	59,967
61,695	Ensco Plc, Class A†	868,666
3,127	Helmerich & Payne, Inc.†	147,782
36,186	Nabors Industries, Ltd.†	341,958
3,960	National-Oilwell Varco, Inc.†	149,094

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Energy Equipment and Services (Continued)
78,550	Noble Corp. Plc†	$856,980
12,126	Oceaneering International, Inc.†	476,309
20,950	Oil States International, Inc.*	547,423
17,770	Rowan Cos. Plc†	286,985
19,605	Transocean, Ltd.†	253,297
		3,988,461
	Food and Staples Retailing—1.8%
26,300	Kroger Co. (The)	948,641
4,010	Wal-Mart Stores, Inc.	260,008
8,500	Whole Foods Market, Inc.†	269,025
		1,477,674
	Food Products—1.2%
9,450	Bunge, Ltd.	692,685
484	Cal-Maine Foods, Inc.	26,431
3,423	Ingredion, Inc.	298,862
		1,017,978
	Health Care Providers and Services—3.2%
5,070	Anthem, Inc.†	709,800
11,500	Cardinal Health, Inc.	883,430
3,930	McKesson Corp.	727,168
4,720	Quest Diagnostics, Inc.†	290,138
		2,610,536
	Household Durables—0.3%
140	NVR, Inc.†, *	213,531

	Independent Power Producers and Energy Traders—1.1%
92,263	AES Corp./VA	903,255

	Insurance—10.2%
2,480	AFLAC, Inc.	144,162
18,450	Allstate Corp. (The)	1,074,528
27,590	American International Group, Inc.	1,567,664
5,730	Assurant, Inc.	452,727
25,872	Assured Guaranty, Ltd.	646,800
7,730	Axis Capital Holdings, Ltd.	415,256
3,130	Everest Re Group, Ltd.	542,554
26,309	Genworth Financial, Inc., Class A*	121,548
20,710	Hartford Financial Services Group, Inc. (The)	948,104
12,020	Lincoln National Corp.	570,469
850	Prudential Financial, Inc.	64,779
2,800	Reinsurance Group of America, Inc.	253,652
11,470	Travelers Cos., Inc. (The)	1,141,609
15,150	Unum Group	486,012
		8,429,864
	Internet Software and Services—2.1%
34,810	eBay, Inc.*	850,757

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Internet Software and Services (Continued)
12,070	VeriSign, Inc.†, *	$851,659
		1,702,416
	IT Services—0.5%
7,080	Amdocs, Ltd.	402,710

	Machinery—0.4%
14,675	Trinity Industries, Inc.†	332,682

	Multi-Utilities—1.5%
7,758	PG&E Corp.	409,622
19,600	Public Service Enterprise Group, Inc.	826,336
		1,235,958
	Multiline Retail—1.0%
2,459	Big Lots, Inc.†	117,835
13,900	Macy’s, Inc.	713,348
		831,183
	Oil, Gas and Consumable Fuels—7.9%
860	Chevron Corp.	67,837
2,150	EOG Resources, Inc.	156,520
25,364	Exxon Mobil Corp.	1,885,814
1,620	Hess Corp.	81,097
29,470	Marathon Oil Corp.†	453,838
23,310	Marathon Petroleum Corp.	1,079,952
3,290	Murphy Oil Corp.†	79,618
3,395	PBF Energy, Inc., Class A†	95,841
10,792	Tesoro Corp.	1,049,414
19,590	Valero Energy Corp.	1,177,359
7,874	Western Refining, Inc.†	347,401
		6,474,691
	Paper and Forest Products—0.8%
3,650	Domtar Corp.	130,488
14,590	International Paper Co.	551,356
		681,844
	Personal Products—1.3%
14,370	Herbalife, Ltd.†, *	783,165
6,532	Nu Skin Enterprises, Inc., Class A	269,641
		1,052,806
	Pharmaceuticals—6.7%
31,020	Johnson & Johnson	2,895,717
2,060	Merck & Co., Inc.	101,744
80,820	Pfizer, Inc.	2,538,556
		5,536,017
	Real Estate Investment Trusts (REITs)—0.5%
19,505	CBL & Associates Properties, Inc., REIT	268,194

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Real Estate Investment Trusts (REITs) (Continued)
8,320	Host Hotels & Resorts, Inc., REIT	$131,539
		399,733
	Real Estate Management and Development—1.5%
25,182	CBRE Group, Inc.*	805,824
3,028	Jones Lang LaSalle, Inc.	435,336
		1,241,160
	Semiconductors and Semiconductor Equipment—1.9%
52,930	Intel Corp.	1,595,310

	Software—3.7%
7,454	Aspen Technology, Inc.†, *	282,581
1,520	Electronic Arts, Inc.*	102,980
1,203	FactSet Research Systems, Inc.†	192,252
30,370	Microsoft Corp.	1,344,176
49,740	Symantec Corp.	968,438
6,596	Take-Two Interactive Software, Inc.†, *	189,503
		3,079,930
	Specialty Retail—0.8%
9,660	Foot Locker, Inc.†	695,230

	Textiles, Apparel and Luxury Goods—0.3%
3,490	Deckers Outdoor Corp.†, *	202,629

	Tobacco—1.4%
1,820	Altria Group, Inc.	99,008
13,215	Philip Morris International, Inc.	1,048,346
		1,147,354
	TOTAL COMMON STOCKS (Cost $81,616,026)	81,389,054

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—12.7%

$953,101	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2015	953,101

Shares
9,467,050	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.240%		9,467,050

The accompanying notes are an integral part of these Schedules of Investments.

Value (Note 1)
TOTAL SHORT-TERM INVESTMENTS (Cost $10,420,151)	$10,420,151

TOTAL INVESTMENTS AT MARKET VALUE—111.5% (Cost $92,036,177)	91,809,205
Liabilities in Excess of Other Assets—(11.5)%	(9,462,567)
NET ASSETS—100.0%	$82,346,638

Notes to the Schedule of Investments:
REIT—Real Estate Investment Trust
*	Non-income producing security
†	Denotes all or a portion of security on loan (Note 1)
††	Represents collateral received from securities lending transactions
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2015, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	29.5%
Energy	12.7%
Health Care	11.9%
Information Technology	11.4%
Industrials	10.0%
Consumer Staples	6.8%
Utilities	6.0%
Consumer Discretionary	5.5%
Materials	2.6%
Telecommunication Services	2.4%
Short-Term Investments	12.7%
Total	111.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Corporation”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2015, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Debt securities of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Corporation’s Board of Directors if those prices are deemed by the Fund’s sub-adviser to be representative of market values at the close of business of the New York Stock Exchange. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less).

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of September 30, 2015, all of the Funds, with the exception of M International Equity Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of September 30, 2015 in valuing the M International Equity Fund investments:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Austria	$—	$2,648,374	$—	$2,648,374
Belgium	—	3,351,579	—	3,351,579
Canada	325,645	—	—	325,645
China	3,273,012	—	—	3,273,012
Colombia	3,792,844	—	—	3,792,844
Denmark	—	6,768,397	—	6,768,397
France	—	39,638,505	—	39,638,505
Germany	—	19,171,518	—	19,171,518
Japan	—	16,988,373	—	16,988,373
Jersey	—	5,067,603	—	5,067,603
Malaysia	—	708,201	—	708,201
Netherlands	4,024,625	—	—	4,024,625
Spain	—	4,732,186	—	4,732,186
Sweden	—	8,935,573	—	8,935,573
Switzerland	—	33,610,979	—	33,610,979
United Kingdom	—	20,368,382	—	20,368,382
United States	10,571,180	—	—	10,571,180
Total Common Stocks	21,987,306	161,989,670	—	183,976,976

Warrant
Malaysia	41,802	—	—	41,802
Total Warrants	41,802	—	—	41,802
Preferred Stock
Colombia	75,207	—	—	75,207
Total Preferred Stock	75,207	—	—	75,207
Short-Term Investments
Short-Term Investments	—	8,373,902	—	8,373,902
Investments in Security Lending Collateral	—	11,136,549	—	11,136,549
Total Short-Term Investments	—	19,510,451	—	19,510,451

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1	Level 2	Level 1	Level 2

M International Equity Fund	$4,136,992	$—	$—	$4,136,992

* The Fund(s) recognize transfers between the levels as of the beginning of the period.

During the period ended September 30, 2015, financial assets with a combined market value of $4,136,992 held by M International Equity Fund transferred from Level 2 to Level 1. At September 30, 2015, these financial assets were priced with a fair value factor applied to quoted market prices.

Security Lending

The Funds participate in a securities lending program, under the terms of a Securities Lending Agency Agreement, whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust Company as the securities lending agent, is the source of the Fund’s securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

As of September 30, 2015, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral

M International Equity Fund	$10,949,550	$11,136,549
M Large Cap Growth Fund	10,895,993	10,861,861
M Capital Appreciation Fund	31,162,965	31,361,672
M Large Cap Value Fund	9,302,536	9,467,050

2.    Tax Information

As of September 30, 2015, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$196,257,199	$24,360,554	$(28,149,866)	$(3,789,312)
M Large Cap Growth Fund	146,240,491	26,835,608	(7,356,015)	19,479,593
M Capital Appreciation Fund	128,723,650	57,751,179	(18,273,312)	39,477,867
M Large Cap Value Fund	82,631,163	6,852,769	(7,141,776)	(289,007)

The Funds did not have any unrecognized tax benefits as of September 30, 2015, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended September 30, 2015, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2012 through December 2014. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	11/6/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	11/6/15

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	11/6/15